Supplemental Cash Flow - Schedule of Reconciliation of Impact of the Accounting Policy (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of voluntary change in accounting policy [line items]
Interest paid (Note 21)	$ (1,461)	$ (7,568)
Interest received (Note 21)	$ 4,035	2,715
Retrospectively Applied Accounting Policy Change
Disclosure of voluntary change in accounting policy [line items]
Interest paid (Note 21)		(7,568)
Interest received (Note 21)		$ 2,715